Fair Value Measurements	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer the liability (an exit price) in an orderly transaction between market participants. It also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy within ASC 820 distinguishes between three levels of inputs that may be utilized when measuring fair value, consisting of level 1 inputs (using quoted prices in active markets for identical assets or liabilities), level 2 inputs (using inputs other than level 1 prices, such as quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability) and level 3 inputs (unobservable inputs supported by little or no market activity based on the Plan's own assumptions used to measure assets and liabilities). A financial asset’s or liability’s classification within this hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The Plan has not made any changes in its valuation techniques used at June 30, 2025 and June 30, 2024.
The following table summarizes the Plan's assets measured at fair value on a recurring basis as of June 30, 2025:

	June 30, 2025
				Total Fair
	Level 1	Level 2	Level 3	Value
Investments:

Mutual funds	$45,035,578	$—	$—	$45,035,578
Key Tronic Corporation common stock	826,025	—	—	826,025
Participant directed brokerage accounts	880,984	—	—	880,984
Total assets in the fair value hierarchy	$46,742,587	$—	$—	$46,742,587
Investments measured at net asset value (a)				$3,848,358
Investments at fair value				$50,590,945
The following table summarizes the Plan's assets measured at fair value on a recurring basis as of June 30, 2024:

	June 30, 2024
				Total Fair
	Level 1	Level 2	Level 3	Value
Investments:

Mutual funds	$41,660,243	$—	$—	$41,660,243
Key Tronic Corporation common stock	1,108,385	—	—	1,108,385
Participant directed brokerage accounts	723,271	—	—	723,271
Total assets in the fair value hierarchy	$43,491,899	$—	$—	$43,491,899
Investments measured at net asset value (a)				$5,520,972
Investments at fair value				$49,012,871
(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Mutual Funds: These investments are public investment vehicles valued using the Net Asset Value (NAV) provided by the administrators of the funds. The NAV is based on the value of the underlying assets owned by the funds, minus the liabilities, and then divided by the number of shares outstanding. The NAV is a daily quoted price utilized for purchase and redemptions. These investments are classified within Level 1 of the fair value hierarchy.
Key Tronic Corporation Common Stock: The Plan’s valuation methodology used to measure the fair values of the common stock is derived from quoted market prices and are classified as Level 1 investments. Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by the trustee prior to the time that such rights are to be exercised.
Common Collective Trust Fund: This type of investment is a tax-exempt, pooled investment vehicle maintained by a bank or trust company exclusively for qualified plans, including 401(k)s, as well as for certain types of government plans. This fund is valued using the Net Asset Value per share (NAV), as a practical expedient. The investment has a daily redemption frequency and is subject to a 12 month redemption notice period.
Participant Directed Brokerage Accounts: These accounts are comprised of common stock, mutual funds, and cash and cash equivalents. Common stock is valued at the published market price on an active market. The mutual funds are valued at the NAV that is quoted on an active market and determined based on the fair value of the underlying assets at the end of each day.